LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
LONG-TERM INVESTMENTS

10. LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Equity method investments (a)	105,528	99,551
Equity securities accounted for under measurement alternative (b)	220,981	218,407
Equity securities with readily determinable fair values (c)	37,650	46,576
Total long-term investments	364,159	364,534

Major investments made by the Company during the years ended December 31, 2022, 2023 and 2024 are summarized as follows:

(a) Equity method investments

The Group’s equity method investments are investments in limited partnership funds as a limited partner and in limited liability companies. In 2023, additional consideration of RMB 30,000 and US$ 1.5 million (equivalent to RMB 10,770) were invested to the funds. As of December 31, 2022, 2023 and 2024, the carrying amount of investments in limited partnership funds are RMB 55,442, RMB 96,904 and RMB 92,412, respectively. Investments in limited liability companies are individually immaterial for the periods presented. The Group recorded losses of RMB 7,051, RMB 7,276 and RMB 5,061 of its proportionate share of equity investee’s earnings or net loss in equity in loss of affiliates, net of tax for the years ended December 31, 2022, 2023 and 2024, respectively.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

10. LONG-TERM INVESTMENTS (CONTINUED)

(b) Equity securities accounted for under measurement alternative

The investments accounted for under measurement alternative mainly represent the Group’s equity investment over which the Group is not able to exercise significant influence in the form of ordinary shares of the investee and investment in a limited partnership fund as a limited partner with so minor interest.

i) Investment in the limited partnership fund

The initial investment in the limited partnership fund was RMB 20,000 as of December 31, 2022. For the year ended December 31, 2023 and 2024, withdrawals from this fund were RMB 248 and RMB 2,505, respectively.

ii) Impairment of equity securities accounted for under measurement alternative

As of December 31, 2023 and 2024, there were RMB 9,427 and RMB 9,427 impairment on these investments, primarily due to business deterioration as a result of macroeconomic changes.

(c) Equity securities with readily determinable fair values

Investment in GXG, Tencent and Meituan

In May 2019, the Group purchased 22,740,000 ordinary shares of a Hong Kong listed Company - GXG (1817. HK) - with a total consideration of US$ 13 million, and recorded its investment in GXG with initial cost of US$ 13 million (equivalent to approximately RMB 89,517).

In February 2021, the Group purchased 106,600 and 55,000 ordinary shares of two Hong Kong listed Company- Meituan (3690. HK) and Tencent (0700. HK) – with a total consideration of HKD$ 77.3 million (equivalent to approximately RMB 65,065).

As of December 31, 2023 and 2024, based on the market price, the Group re-measured the investments at a fair value of RMB 37,650 and RMB 46,576, respectively, and recorded the unrealized changes in fair value with losses of RMB 32,902 and RMB 78,739 and a gain of RMB 8,277 in financial (expense)/income, net, in the Consolidation Statements of Comprehensive Loss for years ended December 31, 2022, 2023 and 2024, respectively.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)